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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: 09/30/03
                                                   --------------
      Check here if Amendment [ ]; Amendment Number:
                                                   --------------
       This Amendment (Check only one.):     [ ] is a restatement.
                                             [ ] adds new holdings
                                                  entries.
      Institutional Investment Manager Filing this Report:

      Name:    Timeless Investment Management & Research, LLC
               ---------------------------------------------
      Address: 150 N. Michigan Ave.
               ---------------------------------------------
               32nd Floor
               ---------------------------------------------
               Chicago, IL 60601
               ---------------------------------------------

      Form 13F File Number:  28-10318
                               -----------------
      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name:    Patrick J. Wolcott
               ---------------------------------------------
      Title:   Principal
               ---------------------------------------------
      Phone:   (312) 233-9932
               ---------------------------------------------

      Signature, Place, and Date of Signing

      /s/ Patrick J. Wolcott    Chicago, Illinois            October 29, 2003
      ------------------------ ----------------------------- ----------------
      [Signature]              [City, State]                 [Date]

      Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                              ---------------
Form 13F Information Table Entry Total:                    30
                                              ---------------
Form 13F Information Table Value Total:       $167,796,899.65
                                              ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                    FORM 13 F
 Name of Reporting Manager: Timeless Investment Management & Research, LLC, 3Q03

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                                                                                       Shares of
                                                                                       Principal
Name of Issuer                 Title of Class      CUSIP         Fair Market Value     Amount



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
Common:
A G EDWARDS                    Common Stock        281760108     $    5,212,237.00      135,700
APOGENT TECHNOLOGIES           Common Stock        03760A101     $    8,285,592.00      397,200
BEARING POINT                  Common Stock        074002106     $    3,873,492.00      485,400
BJS WHSL CLUB                  Common Stock        05548J106     $    8,193,510.00      423,000
BOK FINL CORP                  Common Stock        05561Q201     $    4,132,210.65      109,695
CATALINA MARKETING CORP        Common Stock        148867104     $    7,367,150.00      485,000
CORUS BANKSHARES               Common Stock        220873103     $    5,296,500.00       99,000
DUANE READE INC                Common Stock        263578106     $    5,820,155.00      364,900
ENTEGRIS                       Common Stock        29362U104     $    4,429,600.00      392,000
HASBRO INC                     Common Stock        418056107     $    6,924,676.00      370,700
HOME FED BANCORP               Common Stock        436926109     $    4,773,690.00      177,000
HON INDUSTRIAL                 Common Stock        438092108     $    5,288,976.00      143,100
IDEX CORP                      Common Stock        45167R104     $    5,309,308.00      145,700
INSIGHT ENTERPRISES            Common Stock        45765U103     $    7,046,860.00      463,000
KAYDON CORP                    Common Stock        486587108     $    4,964,034.00      209,100
KEANE INC COM                  Common Stock        486665102     $    6,259,644.00      489,800
LITTELFUSE                     Common Stock        537008104     $    6,405,500.00      278,500
METTLER TOLEDO INTL            Common Stock        592688105     $    5,410,475.00      150,500
NORDSON                        Common Stock        655663102     $    3,101,622.00      119,800
PERRIGO CO                     Common Stock        714290103     $    3,883,923.00      305,100
PLEXUS CORP                    Common Stock        729132100     $    6,683,754.00      430,100
POLO RALPH LAUREN              Common Stock        731572103     $    5,927,220.00      221,000
RAYMOND JAMES FINANCIAL        Common Stock        754730109     $    3,943,975.00      108,500
ROPER INDS                     Common Stock        776696106     $    4,359,355.00      100,100
SUPERIOR INDS                  Common Stock        868168105     $    2,980,425.00       73,500
SYBRON DENTAL SPECIALTIES      Common Stock        871142105     $    7,781,728.00      310,400
TETRA TECH                     Common Stock        88162G103     $    6,862,977.00      344,700
TOYS R US                      Common Stock        892335100     $    8,529,270.00      709,000
VALASSIS COMMUNICATIONS        Common Stock        918866104     $    5,058,240.00      191,600
WERNER ENTERPRISES             Common Stock        950755108     $    3,690,801.00      161,100
                               Subtotal Common                   $  167,796,899.65
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Preferred:

                               Subtotal Preferred                $               -
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                               Grand Total                       $  167,796,899.65
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
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                                                                           Managers
Name of Issuer                          Investment Discretion              See Instr. V     Voting Authority (Shares)
                         -----------------------------------------------                 ------------------------------
                                      (b) Shared- As         (c) Shared-
                         (a) Sole     Defined in Instr. V    Other                       (a) Sole (b) Shared  (c) None
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
Common:
A G EDWARDS               135,700                                                                             135,700
APOGENT TECHNOLOGIES      397,200                                                                             397,200
BEARING POINT             485,400                                                                             485,400
BJS WHSL CLUB             423,000                                                                             423,000
BOK FINL CORP             109,695                                                                             109,695
CATALINA MARKETING CORP   485,000                                                                             485,000
CORUS BANKSHARES           99,000                                                                              99,000
DUANE READE INC           364,900                                                                             364,900
ENTEGRIS                  392,000                                                                             392,000
HASBRO INC                370,700                                                                             370,700
HOME FED BANCORP          177,000                                                                             177,000
HON INDUSTRIAL            143,100                                                                             143,100
IDEX CORP                 145,700                                                                             145,700
INSIGHT ENTERPRISES       463,000                                                                             463,000
KAYDON CORP               209,100                                                                             209,100
KEANE INC COM             489,800                                                                             489,800
LITTELFUSE                278,500                                                                             278,500
METTLER TOLEDO INTL       150,500                                                                             150,500
NORDSON                   119,800                                                                             119,800
PERRIGO CO                305,100                                                                             305,100
PLEXUS CORP               430,100                                                                             430,100
POLO RALPH LAUREN         221,000                                                                             221,000
RAYMOND JAMES FINANCIAL   108,500                                                                             108,500
ROPER INDS                100,100                                                                             100,100
SUPERIOR INDS              73,500                                                                              73,500
SYBRON DENTAL SPECIALTIES 310,400                                                                             310,400
TETRA TECH                344,700                                                                             344,700
TOYS R US                 709,000                                                                             709,000
VALASSIS COMMUNICATIONS   191,600                                                                             191,600
WERNER ENTERPRISES        161,100                                                                             161,100

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Preferred:


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